DECHERT PRICE & RHOADS
                                1500 K St., N.W.
                              Washington, DC 20005



                                   May 5, 1997


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      MainStay Institutional Funds Inc.
                  File Nos. 33-36962 and 811-6175

Dear Sir/Madam:

     On behalf of the MainStay Institutional Funds Inc., a registered management investment company (the "Company"), pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), we hereby certify that the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) on behalf of the Company does not differ from that contained in the Company's Post-Effective Amendment No. 14 filed April 30, 1997. The text of Post-Effective Amendment No. 14 was filed electronically.

     Please do not hesitate to contact Jennifer B. McHugh at (202) 626-3370 or the undersigned at (202) 626-3314 if you have any questions regarding this certification.

                                                    Very truly yours,

                                                    Jeffrey L. Steele